Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

17   Related party transactions

The Company's related parties include its subsidiaries, associates over which it exercises significant influence, and key management personnel. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include officers, directors or companies with common directors of the Company.

The Company incurred the following expenses with related parties during the year ended December 31:

	2021	2020
Consulting and management fees	$3,006,160	$218,819
Share-based payments	-	89,832
Total	$3,006,160	$308,651

On July 1, 2014, the Company entered into a consulting contract with the President of the Company. The agreement provides for an annual fee of US $120,000 in which the President will lead all the wind and solar development in obtaining permitting, environmental compliance and raising of capital to construct the renewable energy facilities ("Annual Fee"). In addition, the Company agrees to reimburse all reasonable expense incurred related to office expenses, daily travel per diem, mileage expense and health and life insurance premium expense. Further, upon the Company closing certain development milestones allowing for an equity raise of at least US $2 Million or the sale of any Company assets or project rights including the Tehachapi land whichever comes first, the agreement provides for a one-time payment of US $250,000 in recognition of the President's unpaid work in support of the Company's projects since March 2013. Lastly, the President will be paid a US$3 Million development completion bonus at the time the Montalva Solar Project completes all key milestones necessary for the Company to obtain project financing for the Montalva Solar Project.

On October 15, 2016, the President entered into an amended compensation agreement with the Company. Under this new agreement, the President agreed to settle all unpaid fees and late penalties with a US$168,750 loan at interest of 8% per annum compounded semi- annually. His base fee will be reduced to US$5,000 per month until such time as a PPOA for a project has been executed with PREPA or other such milestone has occurred as determined by the board. The fee will then be reverted back to US$10,000 per month. Further the development completion award for the Montalva solar project will be reduced to US$1.95 million from the initial US$3 million. On August 4, 2021, it was agreed that the President's fee would re-instated to US $10,000 per month going forward.

On August 13, 2018, the Company renegotiated the terms of an outstanding loan comprising certain debt due to Clifford M. Webb, the Company's President, for services rendered to the Company. Mr. Webb has agreed to extend the term of the loan until June 15, 2021. In recognition of Mr. Webb's efforts to move the Company's Montalva project in Puerto Rico forward to date and as a further inducement to ensure Mr. Webb's continued contribution to the advancement of the Montalva Project, the Company has agreed to grant a bonus of $65,000 to Mr. Webb. During the year ended December 31, 2018, the Company agreed to convert $322,534 of the loans outstanding into a convertible debenture granted to the lender the ability to convert the loan and interest into units of the Company at the conversion price of $1.25 per unit. Each unit is comprised of one share and one half of one share purchase warrant. One whole warrant entitles the holder to purchase one additional share of the Company at a price of $1.50 on or prior to June 15, 2021. (Note 11 and 12)

On April 9, 2020, $36,268 of the $322,534 convertible debentures issued on June 15, 2018 interest was converted into 51,811 shares of the Company at a fair value of $0.70 per share. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On June 8, 2021, $17,645 accrued interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 11,922 units of the Company at a fair value of $1.48 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On July 15, 2021, $166,284 of the $322,534 convertible debentures issued on June 15, 2018 was converted into 133,027 units of the Company at a price of $1.25 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to June 15, 2021.

On July 15, 2021, $1,567 accrued interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 1,080 units of the Company at a fair value of $1.45 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

During the year ended December 31, 2021, the President charged the Company $114,499 (2020 - $118,819) under the contract. As at December 31, 2021, included in accounts payable are fees and expenses due to the President of the Company of $41,938 (December 31, 2020 - $167,444).

During the year ended December 31, 2021, a Company controlled by the CFO charged the Company $80,000 (2020 - $100,000) related to services.

During the year ended December 31, 2021, related party loan interest of US $58,488 (December 31, 2020 - US $52,991) was capitalized to power project acquisition and development costs. (Note 8).

As at December 31, 2021, the Company had a receivable of $1,833,979 (December 31, 2020 - $1,310,013) from Captiva. The loan is non- interest bearing and is repayable upon demand. The loan represents a non-arm's length transaction as the Chief Executive Officer of the Company, Jeffrey Ciachurski, is also the Chief Executive Officer of Captiva. On December 21, 2021, the Company entered into a shares for debt agreement to settle $1,290,000 of the loan receivable through a shares for debt settlement pursuant to which Captiva will issue the Company a total of 25,800,000 common shares at a deemed price of $0.05 per common share. Subsequent to year end, on April 20, 2022, the Company entered into a promissory note with Captiva for the remainder of the receivable accruing interest at the rate of 8% per annum for a term of 24 months. The shares for debt transaction closed subsequent to year end on February 17, 2022 (Note 21). Subsequent to year end, the Company advanced a further $216,523 to Captiva which is included in the promissory note.

On August 4, 2021, the Company declared USD $2,740,000 in bonus awards to executives, directors and former directors of the Company in recognition of receiving full entitlement approval by local authorities for the Sage Ranch project. The awards were made in recognition of the many years of perseverance and effort involved in getting the project approved, reducing materially management salaries and director fees, and maintaining efforts to conserve cash. The expense was recording as consulting fees in the statement of loss and comprehensive loss. As at December 31, 2021, USD $2,615,000 remained accrued and USD $125,000 was paid.

As at December 31, 2021, the Company had $167,102 (December 31, 2020 - $183,387) in accounts payable to related parties.